Events after the Reporting Period - Additional Information (Details) $ in Thousands, ₩ in Millions		12 Months Ended
	Feb. 27, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Stock sale contract		₩ 0	$ 0	₩ 0	₩ 313,058
Daol Investment Co Ltd [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock sale contract	₩ 212,500
Percentage of stock acquire	52.00%